Other general administrative expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Other general administrative expenses	Other general administrative expenses
a) Breakdown
The detail of Other general administrative expenses is as follows:

EUR million
	2024	2023	2022
Technology and systems	2,622	2,471	2,473
Property, fixtures and supplies (note 2.k)	846	818	804
Technical reports	737	809	785
Advertising	540	603	559
Taxes other than income tax	556	570	559
Communications	404	414	410
Surveillance and cash courier services	345	337	336
Per diems and travel expenses	239	218	163
Insurance premiums	102	95	108
Other administrative expenses	2,021	2,180	2,174
	8,412	8,515	8,371
The payments associated with short-term leases (leases less than or equal to 12 months) and leases of low-value assets, that the Group recognises as an expense in the income statement is not material.
b) Technical reports and other
Technical reports includes the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2024	2023	2022
Audit	120.1	117.5	115.4
Audit-related services	13.6	8.6	6.4
Tax services	0.9	1.6	0.5
All other	7.4	5.9	4.8
Total	142.0	133.6	127.1
The audit services and main non-audit services included for each item in the above breakdown are detailed as follows:
•Audit services: audit of the individual and consolidated financial statements of Banco Santander and its subsidiaries (which PwC or another network firm is the external auditor); audit of the interim consolidated financial statements of Banco Santander; integrated audits prepared in order to file the Form 20-F with the SEC and the internal control audits (SOx) for required Group's entities; limited reviews of financial statements; and regulatory reports required to the external auditors on Group's entities.
•Audit-related services: issuance of comfort letters, verification services of financial and non-financial information required by regulators, and other reviews of documentation to be submitted to domestic or foreign authorities that, due to their nature, are typically provided by the external auditor.
•Tax services: tax compliance and advisory services provided to Group companies mainly outside Spain, which have no direct effect on the audited financial statements and are permitted in accordance with the applicable independence regulations.
•Other services: agreed-upon procedure reports, assurance reports and special reports performed under the accepted profession's standards; as well as other reports required by the regulators.
The 'Audit' heading includes the fees for the year's audit, regardless of the date the audit was completed. Any subsequent adjustments, which are not significant, and for purposes of comparison, are shown in this note for each year. The fees corresponding to the rest of the services are shown by reference to when the audit committee approved them.
The services commissioned from the Group's auditors meet the independence requirements under applicable European and Spanish law, the SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the auditor's role.
Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 206.2 million in 2024 (EUR 174.1 million and EUR 185.5 million in 2023 and 2022, respectively).
c) Number of branches
The number of offices according to their geographical location at 31 December 2024, 2023 and 2022 is as follows:

Number of branches
	Group
	2024	2023	2022
Spain	1,877	1,924	1,966
Group	6,134	6,594	7,053
	8,011	8,518	9,019